Fair Value Disclosures - Carrying Value, Fair Value, and Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Liabilities
Total liabilities	$ 401.6	$ 407.0
Carrying Value
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	5.8	5.4
Funds withheld under reinsurance	0.1	0.2
Total liabilities	5.9	5.6
Fair Value
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	6.3	6.2
Funds withheld under reinsurance	0.1	0.2
Total liabilities	6.4	6.4
Fair Value | Level 1
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Funds withheld under reinsurance	0.1	0.2
Total liabilities	0.1	0.2
Fair Value | Level 2
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Funds withheld under reinsurance	0.0	0.0
Total liabilities	0.0	0.0
Fair Value | Level 3
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	6.3	6.2
Funds withheld under reinsurance	0.0	0.0
Total liabilities	$ 6.3	$ 6.2